SHARE-BASED PAYMENTS - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended			26 Months Ended
	Mar. 31, 2024	Dec. 31, 2024 USD ($) Rate shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Feb. 29, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense		$ 18	$ 18	$ 8
Liability-settled share-based payment expense		$ 18	$ 3	$ 0
Non-market performance conditions | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting level | Rate		52.00%
Non-market performance conditions | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting level | Rate		240.00%
Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Vesting level		2	2.50
Equity-settled share-based payment expense		$ 9	$ 8
Liability-settled share-based payment expense		$ 10	$ 3
Long-term incentive plan | Non-market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options initially granted (in number of shares) | shares		4,997,025
Number of share options vested (in number of shares) | shares		5,741,742
Number of vested awards yet to be transferred (in number of shares) | shares		7,221,457	3,736,866
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Equity-settled share-based payment expense		$ 2	$ 5
Liability-settled share-based payment expense		$ 4	$ 0
Number of vested awards yet to be transferred (in number of shares) | shares		1,059,550	0
Employee short term incentive cash pay-outs (in percentage)	75.00%				50.00%
Employee short term incentive, share awards (in percentage)	25.00%				50.00%
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Equity-settled share-based payment expense		$ 7	$ 5
Liability-settled share-based payment expense		$ 4	$ 0
Number of vested awards yet to be transferred (in number of shares) | shares		3,890,572	5,346,696